Gross Loans Analyzed by Performance (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 108,717.3	$ 1,669.8	₨ 82,979.7
Gross loans	7,376,179.0	113,288.0	5,988,909.7
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 7,267,461.7	$ 111,618.2	₨ 5,905,930.0